FINANCIAL INSTRUMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative
Notional amount		$ 250,000
Unrealized net loss on qualifying cash flow hedging instruments		26	$ (5,053)	$ (9,725)
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations		0	(409)	2,533
Foreign currency transaction loss		(700)
Net foreign exchange gain (loss)			900	500
Foreign exchange (loss)/gain on capital lease obligations and related restricted cash		(659)	945	$ 492
Cash collateral provided		182,933	162,415
Credit risk valuation adjustment in accumulated other comprehensive income		$ 0	$ 200
Number of customers accounting for all of revenues | Customer		10
Petrobras | Revenues | Customer Concentration Risk
Derivative
Concentration risk (at least)		22.00%	23.00%	23.00%
Cross Currency Interest Rate Swap
Derivative
Cash collateral provided		$ 0	$ 32,410
Interest Rate Swap
Derivative
Notional amount		1,335,307	1,131,746
Notional amount, terminated			100,000
Notional amount, restructured			200,000
Interest Rate Swap | Not Designated as Hedging Instrument
Derivative
Notional amount			400,000
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized net loss on qualifying cash flow hedging instruments		(100)	(100)
Cross Currency Interest Rate Swap
Derivative
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations		5,000
Credit valuation adjustment debited to other comprehensive income		(200)	1,100
Cross Currency Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative
Unrealized net loss on qualifying cash flow hedging instruments		$ 0	$ 5,000	$ 5,000
Subsequent Event | Interest Rate Swap
Derivative
Notional amount	$ 480,000
Subsequent Event | Interest Rate Swap | Designated as Hedging Instrument
Derivative
Loss on derivative	$ 100